Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 1,036,743	$ 981,696	$ 962,964
Interests in associates and joint ventures	24,474	22,407	22,744
Total external assets	2,715,152	2,558,124	2,521,771
Customer accounts	1,439,115	1,362,643	1,364,462
Operating segments, including adjustments
Disclosure of operating segments [line items]
Loans and advances to customers (net)	1,036,743	994,276	940,923
Interests in associates and joint ventures	24,474	22,301	21,922
Total external assets	2,715,152	2,589,195	2,472,597
Customer accounts	$ 1,439,115	1,379,738	1,339,072
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		(12,580)	22,041
Interests in associates and joint ventures		106	822
Total external assets		(31,071)	49,174
Customer accounts		$ (17,095)	$ 25,390